Note 3 - Acquisitions (Details) - Acquired Intangible Assets Useful Lives	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Customer Relationships [Member] | MK Data [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives	13 years
Customer Relationships [Member] | BearWare [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives	11 years
Customer Relationships [Member] | Oz [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives	9 years
Customer Relationships [Member] | Computer Management [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives		9 years
Customer Relationships [Member] | Customs Info [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives		9 years
Customer Relationships [Member] | Airclic [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives		9 years
Customer Relationships [Member] | e-customs [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives		10 years
Customer Relationships [Member] | Pentant [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives		9 years
Customer Relationships [Member] | Impatex [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives			10 years
Customer Relationships [Member] | Compudata [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives			9 years
Customer Relationships [Member] | KSD [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives			12 years
Developed Technology Rights [Member] | MK Data [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives	7 years
Developed Technology Rights [Member] | BearWare [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives	5 years
Developed Technology Rights [Member] | Oz [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives	5 years
Developed Technology Rights [Member] | Computer Management [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives		6 years
Developed Technology Rights [Member] | Customs Info [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives		3 years
Developed Technology Rights [Member] | Airclic [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives		8 years
Developed Technology Rights [Member] | e-customs [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives		6 years
Developed Technology Rights [Member] | Pentant [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives		6 years
Developed Technology Rights [Member] | Impatex [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives			8 years
Developed Technology Rights [Member] | Compudata [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives
Developed Technology Rights [Member] | KSD [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives			8 years
Trade Names [Member] | MK Data [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives	5 years
Trade Names [Member] | BearWare [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives	5 years
Trade Names [Member] | Oz [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives	3 years
Trade Names [Member] | Computer Management [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives
Trade Names [Member] | Customs Info [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives		15 years
Trade Names [Member] | Airclic [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives
Trade Names [Member] | e-customs [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives
Trade Names [Member] | Pentant [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives
Noncompete Agreements [Member] | MK Data [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives
Noncompete Agreements [Member] | BearWare [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives
Noncompete Agreements [Member] | Oz [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives	5 years
Noncompete Agreements [Member] | Computer Management [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives
Noncompete Agreements [Member] | Customs Info [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives		12 years
Noncompete Agreements [Member] | Airclic [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives		12 years
Noncompete Agreements [Member] | e-customs [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives		12 years
Noncompete Agreements [Member] | Pentant [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives
Noncompete Agreements [Member] | Impatex [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives
Noncompete Agreements [Member] | Compudata [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives			3 years
Noncompete Agreements [Member] | KSD [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets estimated useful lives